VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—33.8%
Aerospace & Defense—0.5%
AeroVironment, Inc. 0.000%, 7/15/30	$890	$903
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	1,435	3,179
		4,082

Auto Manufacturers—0.4%
Rivian Automotive, Inc. 4.625%, 3/15/29	3,165	3,616
Biotechnology—1.3%
Bridgebio Pharma, Inc.
2.250%, 2/1/29	2,015	2,235
144A 0.750%, 2/1/33(1)	325	322
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	3,125	3,036
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	1,045	1,552
144A 0.000%, 12/1/30(1)	1,620	1,680
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	1,580	2,118
		10,943

Commercial Services—1.3%
Affirm Holdings, Inc. 0.750%, 12/15/29	3,050	3,218
Block, Inc. 0.250%, 11/1/27	3,765	3,535
Global Payments, Inc. 1.500%, 3/1/31	1,910	1,714
Shift4 Payments, Inc. 0.500%, 8/1/27	2,570	2,422
		10,889

Computers—4.7%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	2,595	12,705
Parsons Corp. 2.625%, 3/1/29	905	889
Seagate HDD Cayman 3.500%, 6/1/28	635	5,172
Western Digital Corp. 3.000%, 11/15/28	1,530	17,582
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	1,595	1,446
		37,794

Diversified REITs—0.5%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	3,380	3,792
Electric Utilities—2.7%
FirstEnergy Corp. 144A 3.625%, 1/15/29(1)	2,945	3,217
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	5,345	7,769
	Par Value	Value

Electric Utilities—continued
Ormat Technologies, Inc. Series A 144A 1.500%, 3/15/31(1)	$2,860	$3,027
Southern Co. (The) 144A 3.250%, 6/15/28(1)	3,515	3,573
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	4,080	4,256
		21,842

Electronics—0.7%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	1,340	1,513
OSI Systems, Inc. 144A 0.500%, 2/1/31(1)	3,815	4,075
		5,588

Energy-Alternate Sources—0.1%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	840	1,088
Engineering & Construction—0.4%
Granite Construction, Inc. 3.250%, 6/15/30	1,925	3,542
Entertainment—1.6%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	2,140	1,953
IMAX Corp. 144A 0.750%, 11/15/30(1)	2,205	2,463
Live Nation Entertainment, Inc.
2.875%, 1/15/30	6,670	7,427
144A 2.875%, 10/15/31(1)	1,030	1,067
		12,910

Financial Services—1.8%
Coinbase Global, Inc.
0.500%, 6/1/26	2,895	2,884
144A 0.000%, 10/1/29(1)(2)	4,710	4,283
Dave, Inc. 144A 0.000%, 4/1/31(1)	1,650	2,013
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	2,855	2,458
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	1,465	1,489
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,490	1,746
		14,873

Ground Transportation—0.1%
Uber Technologies, Inc. 144A 0.000%, 5/15/28(1)	510	557
Health Care REITs—1.0%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,770	8,254
Healthcare-Products—1.3%
Alphatec Holdings, Inc. 0.750%, 3/15/30	1,310	1,297
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Envista Holdings Corp. 1.750%, 8/15/28	$2,555	$2,542
Guardant Health, Inc. 144A 0.000%, 5/15/33(1)	1,910	1,995
Tandem Diabetes Care, Inc. 1.500%, 3/15/29	2,645	2,697
TransMedics Group, Inc. 1.500%, 6/1/28	1,260	1,657
		10,188

Healthcare-Services—0.4%
Alignment Healthcare, Inc. 4.250%, 11/15/29	1,830	3,026
Industrial REITs—0.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	2,325	2,317
Internet—0.6%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	1,065	1,537
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	1,585	1,512
Uber Technologies, Inc. 0.875%, 12/1/28	1,405	1,718
		4,767

Investment Companies—1.4%
Cipher Digital, Inc. 144A 0.000%, 10/1/31(1)	1,455	2,019
IREN Ltd. 144A 0.000%, 7/1/31(1)	2,615	2,262
Riot Platforms, Inc. 0.750%, 1/15/30	1,675	2,389
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	3,390	4,626
		11,296

Leisure Time—0.4%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	3,315	3,107
Machinery-Construction & Mining—1.1%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	3,615	6,293
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	2,295	2,483
		8,776

Mining—0.5%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	1,050	1,251
MP Materials Corp. 144A 3.000%, 3/1/30(1)	830	2,618
		3,869

	Par Value	Value

Miscellaneous Manufacturing—0.3%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	$2,715	$2,552
Office REITs—0.2%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,580	1,477
Oil, Gas & Consumable Fuels—1.2%
Crescent Energy Co. 144A 2.750%, 3/15/31(1)	2,135	2,456
Liberty Energy, Inc. 144A 0.000%, 3/1/31(1)	965	1,161
Northern Oil & Gas, Inc. 3.625%, 4/15/29	2,345	2,486
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	2,310	3,528
		9,631

Pharmaceuticals—0.8%
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	1,475	1,676
Jazz Investments I Ltd. 3.125%, 9/15/30	3,030	4,527
		6,203

Real Estate—0.2%
Compass, Inc. 144A 0.250%, 4/15/31(1)	1,690	1,484
Retail—0.5%
Burlington Stores, Inc. 1.250%, 12/15/27	1,300	2,115
Freshpet, Inc. 3.000%, 4/1/28	1,345	1,651
		3,766

Semiconductors—2.8%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,415	2,698
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29(2)	1,935	3,404
Microchip Technology, Inc. 0.750%, 6/1/30	3,255	3,553
MKS, Inc. 1.250%, 6/1/30	1,925	3,786
ON Semiconductor Corp. 0.500%, 3/1/29	1,690	2,058
Semtech Corp. 144A 0.000%, 10/15/30(1)	1,905	2,543
Synaptics, Inc. 0.750%, 12/1/31	1,130	1,389
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(1)	2,425	3,002
		22,433

Software—3.8%
Akamai Technologies, Inc.
0.375%, 9/1/27	4,985	5,521
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Software—continued
144A 0.250%, 5/15/33(1)	$1,145	$1,503
BILL Holdings, Inc. 0.000%, 4/1/30(2)	2,325	2,059
Cloudflare, Inc. 0.000%, 8/15/26	3,250	3,776
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	4,610	5,973
Datadog, Inc. 0.000%, 12/1/29	4,530	4,555
Nebius Group N.V. 144A 1.250%, 3/15/31(1)	2,640	2,930
Snowflake, Inc. 0.000%, 10/1/29	355	416
Strategy, Inc. 0.000%, 12/1/29(2)	4,810	4,155
		30,888

Telecommunications—0.6%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	2,445	2,484
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	600	2,339
		4,823

Transportation—0.3%
Scorpio Tankers, Inc. 144A 1.750%, 4/15/31(1)	2,315	2,594
Total Convertible Bonds and Notes (Identified Cost $227,108)		272,967

	Shares
Convertible Preferred Stocks—5.2%
Aerospace & Defense—1.2%
Boeing Co. (The), 6.000%	104,220	7,525
VSE Corp., 5.750%	40,200	1,858
		9,383

Banks—1.0%
Wells Fargo & Co. Series L, 7.500%	7,165	8,532
Chemicals—0.4%
Albemarle Corp., 7.250%	37,460	2,920
Electric Utilities—1.0%
NextEra Energy, Inc., 7.299%	26,260	1,550
PG&E Corp. Series A, 6.000%	93,160	3,918
Southern Co. (The) Series A, 7.125%	59,440	3,093
		8,561

Healthcare Providers & Services—0.4%
BrightSpring Health Services, Inc., 6.750%	20,810	3,289
Semiconductors & Semiconductor Equipment—0.5%
Microchip Technology, Inc., 7.500%	53,510	4,210
	Shares	Value

Software—0.5%
Oracle Corp. Series D, 6.500%	81,865	$3,984
Trading Companies & Distributors—0.2%
QXO, Inc., 5.500%	23,705	1,341
Total Convertible Preferred Stocks (Identified Cost $38,390)		42,220

Common Stocks—53.8%
Aerospace & Defense—0.6%
L3Harris Technologies, Inc.	6,730	2,158
RTX Corp.(3)	13,575	2,390
		4,548

Air Freight & Logistics—0.5%
C.H. Robinson Worldwide, Inc.	21,300	3,873
Automobiles—0.8%
Tesla, Inc.(3)(4)	17,315	6,608
Banks—2.7%
Citigroup, Inc.	42,280	5,411
JPMorgan Chase & Co.	22,990	7,201
PNC Financial Services Group, Inc. (The)	18,500	4,125
Wells Fargo & Co.	63,185	5,196
		21,933

Beverages—0.8%
Coca-Cola Co. (The)	81,790	6,442
Biotechnology—0.5%
Gilead Sciences, Inc.	29,205	3,821
Broadline Retail—2.8%
Amazon.com, Inc.(4)	86,805	23,009
Capital Markets—1.6%
Charles Schwab Corp. (The)	31,830	2,917
Intercontinental Exchange, Inc.	19,160	3,029
Moody’s Corp.	7,090	3,274
Morgan Stanley	18,090	3,448
		12,668

Chemicals—0.4%
Dow, Inc.	31,885	1,291
Linde plc	4,610	2,310
		3,601

Commercial Services & Supplies—0.5%
Waste Management, Inc.(3)	16,970	3,946
Communications Equipment—0.7%
Arista Networks, Inc.(4)	13,575	2,345
Motorola Solutions, Inc.	7,205	3,163
		5,508

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Shares	Value

Consumer Staples Distribution & Retail—1.7%
Costco Wholesale Corp.	6,610	$6,706
Walmart, Inc.	54,655	7,211
		13,917

Electrical Equipment—1.0%
GE Vernova, Inc.	4,190	4,540
Rockwell Automation, Inc.	8,200	3,353
		7,893

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. Class A	16,520	2,433
Coherent Corp.(4)	10,335	3,304
		5,737

Entertainment—0.5%
Netflix, Inc.(4)	21,570	2,019
Take-Two Interactive Software, Inc.(4)	9,328	1,994
		4,013

Financial Services—1.5%
Berkshire Hathaway, Inc. Class B(4)	9,220	4,366
Mastercard, Inc. Class A	14,960	7,524
		11,890

Ground Transportation—0.3%
Old Dominion Freight Line, Inc.	12,080	2,566
Health Care REITs—0.5%
Ventas, Inc.	41,970	3,688
Healthcare Equipment & Supplies—0.1%
Insulet Corp.(4)	5,762	992
Healthcare Providers & Services—1.3%
Cardinal Health, Inc.	16,990	3,277
UnitedHealth Group, Inc.	19,305	7,152
		10,429

Hotels, Restaurants & Leisure—0.4%
Carnival Corp.(3)	125,540	3,328
Industrial Conglomerates—0.2%
General Electric Co.	6,610	1,916
Insurance—0.4%
Chubb Ltd.	8,790	2,874
Interactive Media & Services—5.6%
Alphabet, Inc. Class A	88,150	33,920
Alphabet, Inc. Class C	7,800	2,979
Meta Platforms, Inc. Class A	14,092	8,623
		45,522

IT Services—0.2%
International Business Machines Corp.	5,785	1,336
	Shares	Value

Machinery—2.6%
Caterpillar, Inc.	12,715	$11,318
Cummins, Inc.	7,240	4,858
Parker-Hannifin Corp.	5,065	4,606
		20,782

Oil, Gas & Consumable Fuels—1.8%
Devon Energy Corp.	103,115	5,297
Exxon Mobil Corp.	38,810	5,989
Valero Energy Corp.	12,810	3,236
		14,522

Pharmaceuticals—2.1%
Eli Lilly & Co.	2,625	2,453
Johnson & Johnson	42,630	9,799
Merck & Co., Inc.	42,320	4,620
		16,872

Semiconductors & Semiconductor Equipment—10.0%
Advanced Micro Devices, Inc.(4)	12,485	4,426
Analog Devices, Inc.	16,320	6,565
Applied Materials, Inc.	19,205	7,576
Broadcom, Inc.(3)	40,340	16,839
Micron Technology, Inc.	13,055	6,752
NVIDIA Corp.(3)	195,410	38,998
		81,156

Software—3.5%
Cadence Design Systems, Inc.(4)	7,090	2,337
Intuit, Inc.	3,345	1,299
Microsoft Corp.	48,434	19,750
Oracle Corp.	16,820	2,715
Palantir Technologies, Inc. Class A(4)	17,755	2,470
		28,571

Specialized REITs—0.6%
Equinix, Inc.	4,420	4,786
Specialty Retail—1.3%
Home Depot, Inc. (The)	8,865	2,915
Ross Stores, Inc.	32,340	7,367
		10,282

Technology Hardware, Storage & Peripherals—5.2%
Apple, Inc.	113,733	30,862
Sandisk Corp.(4)	3,190	3,498
Western Digital Corp.	17,625	7,658
		42,018

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Shares	Value

Textiles, Apparel & Luxury Goods—0.4%
Ralph Lauren Corp. Class A	9,545	$3,423
Total Common Stocks (Identified Cost $368,420)		434,470

Total Long-Term Investments—92.8% (Identified Cost $633,918)		749,657

Short-Term Investment—4.9%
Money Market Mutual Fund—4.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.543%)(5)	40,002,080	40,002
Total Short-Term Investment (Identified Cost $40,002)		40,002

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.7% (Identified Cost $673,920)		789,659

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $171)	(193)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.7% (Identified Cost $673,749)	$789,466
Other assets and liabilities, net—2.3%	18,553
NET ASSETS—100.0%	$808,019

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to a value of $140,712 or 17.4% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $36,592.
(4)	Non-income producing.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Open written options contracts as of April 30, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Amazon.com, Inc.	(434)	$(13,454)	$310.00	06/18/26	$(50)
Broadcom, Inc.	(202)	(10,100)	500.00	05/15/26	(7)
Carnival Corp.	(628)	(2,072)	33.00	05/15/26	(3)
CH Robinson Worldwide, Inc.	(53)	(1,113)	210.00	05/15/26	(2)
Merck & Co., Inc.	(212)	(2,650)	125.00	06/18/26	(13)
Meta Platforms, Inc.	(70)	(5,040)	720.00	06/18/26	(32)
Microsoft Corp.	(242)	(11,616)	480.00	06/18/26	(40)
NVIDIA Corp.	(990)	(23,265)	235.00	05/15/26	(27)
RTX Corp.	(110)	(2,310)	210.00	05/15/26	(1)
Tesla, Inc.	(74)	(3,589)	485.00	05/15/26	(3)
Waste Management, Inc.	(85)	(2,125)	250.00	06/18/26	(15)
Total Written Options					$(193)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$272,967	$—	$272,967
Equity Securities:
Convertible Preferred Stocks	42,220	42,220	—
Common Stocks	434,470	434,470	—
Money Market Mutual Fund	40,002	40,002	—
Total Assets	789,659	516,692	272,967
Liabilities:
Other Financial Instruments:
Written Options	(193)	(193)	—
Total Investments, Net of Written Options	$789,466	$516,499	$272,967
There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2026.
There were no transfers into or out of Level 3 related to securities held at April 30, 2026.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptionsare not shown for the period ended April 30, 2026.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.